SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS

Disposal of Qufan Cayman and Shenzhen Qufan

On February 9, 2018, the Company entered into a share disposal agreement with the founding shareholder of Qufan and disposed its 51% equity interest in Qufan Internet Technology Inc., and Shenzhen Qufan Network Technology Co., Ltd, for a total consideration of RMB127.5 million and recognized a disposal gain of RMB7,877 (US$1,211) in February 2018.

The following unaudited pro forma information summarizes the results of operations of Qufan.

	For the years ended December 31
	2016	2017	2017
	RMB	RMB	US$

Pro forma total revenues	5,669	59,465	9,140
Pro forma net income	706	15,328	2,356
Pro forma net income attributable to 500.com Limited	360	7,817	1,201

Disposal of 500Fu

In February 2018, the Company disposed its 100% equity interest in 500Fu and recognized a disposal gain of RMB6,933 (US$1,066) in February 2018.